Fair Value Measurements Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 926	$ 1,026
NGLs, natural gas, and related products and services [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	736	821
Transportation of natural gas and related products [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	187	202
Other Receivable [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	3	3
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Accounts receivable [Member] | West And Northeast G&P [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 133	$ 364
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | West And Northeast G&P [Member]
Concentration Risk [Line Items]
Consolidated revenue, major customer, percentage	14.00%	18.00%